CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2008	$ 14,141	$ 1,063,202	$ 1,802,022	$ (2,533)	$ (217,016)	$ 2,659,816
Balance (in shares) at Dec. 31, 2008	113,036
Stock issued under share-based compensation plans	96	336	0	1,124	0	1,556
Stock issued under share-based compensation plans (in shares)	797
Stock-based compensation	0	12,127	0	0	0	12,127
Excess tax benefit from stock-based compensation plans	0	2,672	0	0	0	2,672
Retirement benefit adjustments, net of taxes	0	0	0	0	66,695	66,695
Net income	0	0	367,504	0	0	367,504
Balance at Dec. 31, 2009	14,237	1,078,337	2,169,526	(1,409)	(150,321)	3,110,370
Balance (in shares) at Dec. 31, 2009	113,833
Stock issued to acquire SKDP	1,466	336,441	0	0	0	337,907
Stock issued to acquire SKDP (in shares)	11,725
Stock issued under share-based compensation plans	91	4,343	0	(100)	0	4,334
Stock issued under share-based compensation plans (in shares)	736
Stock-based compensation	0	14,466	0	0	0	14,466
Excess tax benefit from stock-based compensation plans	0	412	0	0	0	412
Retirement benefit adjustments, net of taxes	0	0	0	0	4,826	4,826
Net income	0	0	279,995	0	0	279,995
Balance at Dec. 31, 2010	15,794	1,433,999	2,449,521	(1,509)	(145,495)	3,752,310
Balance (in shares) at Dec. 31, 2010	126,294
Stock issued under share-based compensation plans	153	14,907	0	(2,362)	0	12,698
Stock issued under share-based compensation plans (in shares)	1,206
Shares reacquired	0	0	0	(125,013)	0	(125,013)
Shares reacquired (in shares)	(3,919)					3,900
Stock-based compensation	0	24,199	0	0	0	24,199
Excess tax benefit from stock-based compensation plans	0	5,128	0	0	0	5,128
Retirement benefit adjustments, net of taxes	0	0	0	0	(80,176)	(80,176)
Net income	0	0	736,841	0	0	736,841
Balance at Dec. 31, 2011	$ 15,947	$ 1,478,233	$ 3,186,362	$ (128,884)	$ (225,671)	$ 4,325,987
Balance (in shares) at Dec. 31, 2011	123,581